Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of inventory
	June 30, 2026	December 31, 2025
	$ thousands	$ thousands

Raw materials	26,206	28,567
Work in progress	215	130
Finished products	33,038	32,890

	59,459	61,587